Loans and other financial assets at amortized cost	12 Months Ended
Dec. 31, 2022
Disclosure of loans and other financial assets at amortized cost [Abstract]
Loans And Other Financial Assets at Amortized Cost
10.	LOANS AND OTHER FINANCIAL ASSETS AT AMORTIZED COST
(1) Details of loans and other financial assets at amortized cost as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Due from banks	2,866,884	2,994,672
Loans	336,799,510	343,918,560
Other financial assets	9,219,223	8,847,497

Total	348,885,617	355,760,729

(2)	Details of due from banks are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Due from banks in local currency:
Due from The Bank of Korea (“BOK”)	600,000	160,000
Due from depository banks	159,264	170,006
Due from non-depository institutions	14,146	183
Due from the Korea Exchange	54	2,440
Others	191,501	421,318
Loss allowance	(2,452)	(116)

Sub-total	962,513	753,831

Due from banks in foreign currencies:
Due from banks on demand	194,781	199,671
Due from banks on time	205,351	466,963
Others	1,507,821	1,586,408
Loss allowance	(3,582)	(12,201)

Sub-total	1,904,371	2,240,841

Total	2,866,884	2,994,672

(3)	Details of restricted due from banks are as follows (Unit: Korean Won in millions):

	Counterparty	December 31, 2021	Reason of restriction
Due from banks in local currency:
Due from BOK	The BOK	600,000	Reserve deposits under the BOK Act
Due from KSFC	KB Securities Co. Ltd.	54	Futures trading margin
Others	Korea Federation of Savings Banks and others	75,897	Guarantees, mortgage of domestic exchange transactions and others

	Sub-total	675,951

Due from banks in foreign currencies:
Due from banks on demand	The BOK and others	128,492	Reserve deposits under the BOK Act and others
Foreign currency deposits on time	National Bank Cambodia	237	Reserve deposits and others
Others	Korea Investment & Securities and others	1,502,474	Overseas futures and options trade deposits and others

	Sub-total	1,631,203

	Total	2,307,154

	Counterparty	December 31, 2022	Reason of restriction
Due from banks in local currency:
Due from BOK	BOK	160,000	Reserve deposits under BOK Act
Due from KSFC	The Korea Securities Finance Corporation	2,419	Customer deposits return reserve
Others	Korea Exchange and others	223,705	Korean Won CCP margin and others

	Sub-total	386,124

Due from banks in foreign currencies:
Due from banks on demand	BOK and others	193,507	Reserve deposits under BOK Act and others
Due from banks on time	National Bank Cambodia	253	Reserve deposits and others
Others	Korea Investment & Securities and others	1,581,298	Overseas futures and options trade deposits and others

	Sub-total	1,775,058

	Total	2,161,182

(4) Changes in the allowance for credit losses and gross carrying amount of due from banks are as follows (Unit: Korean Won in millions):
1) Allowance for credit losses

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,860)	—	—	(4,860)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Reversal of allowance for credit losses	315	—	—	315
Others (*)	179	—	—	179

Ending balance	(4,366)	—	—	(4,366)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(4,366)	—	—	(4,366)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Provision of allowance for credit losses	(1,477)	—	—	(1,477)
Others (*)	(191)	—	—	(191)

Ending balance	(6,034)	—	—	(6,034)

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,034)	—	—	(6,034)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Provision of allowance for credit losses	(7,702)	—	—	(7,702)
Others (*)	1,419	—	—	1,419

Ending balance	(12,317)	—	—	(12,317)

(*)	Changes due to foreign currencies translation, etc

2) Gross carrying amount

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	3,135,940	—	—	3,135,940
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net decrease	(750,163)	—	—	(750,163)
Business combination	129,825	—	—	129,825
Others (*)	(329)	—	—	(329)

Ending balance	2,515,273	—	—	2,515,273

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	2,515,273	—	—	2,515,273
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	282,987	—	—	282,987
Others (*)	74,658	—	—	74,658

Ending balance	2,872,918	—	—	2,872,918

(*)	Changes due to foreign currencies translation, etc

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	2,872,918	—	—	2,872,918
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net increase	166,693	—	—	166,693
Others (*)	(32,622)	—	—	(32,622)

Ending balance	3,006,989	—	—	3,006,989

(*)	Changes due to foreign currencies translation, etc

(5)	Details of loans are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Loans in local currency	273,283,542	282,686,620
Loans in foreign currencies	24,508,250	26,988,360
Domestic banker’s usance	3,403,021	2,877,079
Credit card accounts	9,757,115	10,370,362
Bills bought in foreign currencies	5,310,080	3,650,792
Bills bought in local currency	265,275	533,879
Factoring receivables	17,406	25,469
Advances for customers on guarantees	26,766	25,698
Private placement bonds	519,150	485,519
Securitized loans	2,874,480	2,990,937
Call loans	3,481,219	3,626,226
Bonds purchased under resale agreements	10,332,858	6,849,038
Financial lease receivables	1,173,751	1,467,858
Installment financial bond	2,882,396	2,832,972
Others	159	140
Loan origination costs and fees	858,051	852,002
Discounted present value	(7,299)	(10,238)
Allowance for credit losses	(1,886,710)	(2,334,153)

Total	336,799,510	343,918,560

(6) Changes in the loss allowance of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(85,148)	(77,962)	(125,588)	(324,258)	(297,718)	(390,045)
Transfer to 12-month expected credit losses	(20,839)	20,050	789	(29,117)	25,067	4,050
Transfer to lifetime expected credit losses	9,137	(10,800)	1,663	19,259	(48,184)	28,925
Transfer to credit-impaired financial assets	3,549	4,913	(8,462)	3,607	10,349	(13,956)
Net reversal (provision) of allowance for credit losses	5,142	(10,042)	(125,923)	2,831	(200,024)	(271,265)
Recovery	—	—	(71,277)	—	—	(66,179)
Charge-off	—	—	181,713	—	—	243,634
Disposal	—	—	5,640	—	13	47,106
Interest income from impaired loans	—	—	10,790	—	—	14,945
Changes due to business combinations	(31,327)	(15,129)	(72,040)	(13,703)	(18,164)	(24,364)
Others	(2,041)	4,507	(2,998)	13,921	6,754	38,405

Ending balance	(121,527)	(84,463)	(205,693)	(327,460)	(521,907)	(388,744)

	For the year ended December 31, 2020
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(74,726)	(71,533)	(128,042)	(484,132)	(447,213)	(643,675)
Transfer to 12-month expected credit losses	(14,978)	14,755	223	(64,934)	59,872	5,062
Transfer to lifetime expected credit losses	9,341	(9,742)	401	37,737	(68,726)	30,989
Transfer to credit-impaired financial assets	627	1,137	(1,764)	7,783	16,399	(24,182)
Net reversal (provision) of loss allowance	17,022	(25,098)	(179,872)	24,995	(235,164)	(577,060)
Recovery	—	—	(66,026)	—	—	(203,482)
Charge-off	—	—	245,890	—	—	671,237
Disposal	—	—	23,653	—	13	76,399
Interest income from impaired loans	—	—	—	—	—	25,735
Changes due to business combinations	—	—	—	(45,030)	(33,293)	(96,404)
Others	2	—	—	11,882	11,261	35,407

Ending balance	(62,712)	(90,481)	(105,537)	(511,699)	(696,851)	(699,974)

	For the year ended December 31, 2021
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(121,527)	(84,463)	(205,693)	(327,460)	(521,907)	(388,744)
Transfer to 12-month expected credit losses	(23,328)	19,736	3,592	(80,803)	49,902	30,901
Transfer to lifetime expected credit losses	9,201	(11,466)	2,265	14,106	(35,706)	21,600
Transfer to credit-impaired financial assets	2,752	9,918	(12,670)	1,562	18,741	(20,303)
Net reversal (provision) of loss allowance	(4,456)	(32,764)	(130,424)	49,562	(91,981)	(168,323)
Recovery	—	—	(75,058)	—	—	(55,108)
Charge-off	—	—	174,012	—	—	233,507
Disposal	—	—	14,890	—	—	64,078
Interest income from impaired loans	—	—	13,743	—	—	12,672
Others	838	1,435	8,726	(19,733)	4,211	18,487

Ending balance	(136,520)	(97,604)	(206,617)	(362,766)	(576,740)	(251,233)

	For the year ended December 31, 2021
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	(62,712)	(90,481)	(105,537)	(511,699)	(696,851)	(699,974)
Transfer to 12-month expected credit losses	(26,846)	26,581	265	(130,977)	96,219	34,758
Transfer to lifetime expected credit losses	7,497	(8,151)	654	30,804	(55,323)	24,519
Transfer to credit-impaired financial assets	356	925	(1,281)	4,670	29,584	(34,254)
Net reversal (provision) of loss allowance	12,894	(44,363)	(145,336)	58,000	(169,108)	(444,083)
Recovery	—	—	(65,620)	—	—	(195,786)
Charge-off	—	—	220,352	—	—	627,871
Disposal	—	—	25,576	—	—	104,544
Interest income from impaired loans	—	—	—	—	—	26,415
Others	(3)	—	—	(18,898)	5,646	27,213

Ending balance	(68,814)	(115,489)	(70,927)	(568,100)	(789,833)	(528,777)

	For the year ended December 31, 2022
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model

Beginning balance	(136,520)	(97,604)	(206,617)	(362,766)	(576,740)	(251,233)	—
Transfer to 12-month expected credit losses	(21,684)	21,210	474	(74,402)	68,546	5,856	—
Transfer to lifetime expected credit losses	10,211	(11,568)	1,357	18,678	(21,502)	2,824	—
Transfer to credit-impaired financial assets	3,960	8,975	(12,935)	2,217	12,769	(14,986)	—
Net reversal(provision) of allowance for credit losses	(734)	(49,398)	(156,286)	(22,646)	(303,198)	(107,038)	(27)
Recovery	—	—	(70,077)	—	—	(55,743)	—
Charge-off	—	—	161,850	—	—	140,744	—
Disposal	—	62	21,862	280	128	37,722	—
Interest income from impaired loans	—	—	11,805	—	—	9,576	—
Others	(4,350)	(495)	(948)	(479)	(84)	(97)	—
Changes due to business combinations	1,241	729	7,573	(14,503)	1,847	(9,090)	—
Ending balance	(147,876)	(128,089)	(241,942)	(453,621)	(818,234)	(241,465)	(27)

	For the year ended December 31, 2022
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model

Beginning balance	(68,814)	(115,489)	(70,927)	(568,100)	(789,833)	(528,777)	—
Transfer to 12-month expected credit losses	(31,360)	31,284	76	(127,446)	121,040	6,406	—
Transfer to lifetime expected credit losses	7,576	(7,694)	118	36,465	(40,764)	4,299	—
Transfer to credit-impaired financial assets	642	2,190	(2,832)	6,819	23,934	(30,753)	—
Net reversal(provision) of allowance for credit losses	20,820	(38,105)	(204,569)	(2,560)	(390,701)	(467,893)	(27)
Recovery	—	—	(53,988)	—	—	(179,808)	—
Charge-off	—	—	220,280	—	—	522,874	—
Disposal	—	—	7,896	280	190	67,480	—
Interest income from impaired loans	—	—	—	—	—	21,381	—
Others	—	—	—	(4,829)	(579)	(1,045)	—
Changes due to business combinations	(3)	—	—	(13,265)	2,576	(1,517)	—
Ending balance	(71,139)	(127,814)	(103,946)	(672,636)	(1,074,137)	(587,353)	(27)

(7) Changes in the gross carrying amount of loans are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	111,253,283	12,448,807	417,674	134,443,979	4,910,598	740,257
Transfer to 12-month expected credit losses	4,564,471	(4,552,400)	(12,071)	1,160,399	(1,146,756)	(13,643)
Transfer to lifetime expected credit losses	(5,365,577)	5,388,064	(22,487)	(3,983,614)	4,023,106	(39,492)
Transfer to credit-impaired financial assets	(96,197)	(103,016)	199,213	(357,386)	(120,491)	477,877
Charge-off	—	—	(181,713)	—	—	(243,634)
Disposal	—	—	(55,349)	—	(398)	(163,644)
Net increase (decrease)	13,326,560	(1,289,910)	54,503	14,804,391	(696,164)	(64,490)
Changes due to business combinations	2,307,498	125,166	137,336	3,507,163	358,846	24,678

Ending balance	125,990,038	12,016,711	537,106	149,574,932	7,328,741	717,909

	For the year ended December 31, 2020
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	7,278,467	885,832	228,367	252,975,729	18,245,237	1,386,298
Transfer to 12-month expected credit losses	257,399	(257,144)	(255)	5,982,269	(5,956,300)	(25,969)
Transfer to lifetime expected credit losses	(454,230)	454,709	(479)	(9,803,421)	9,865,879	(62,458)
Transfer to credit-impaired financial assets	(26,947)	(10,796)	37,743	(480,530)	(234,303)	714,833
Charge-off	—	—	(245,890)	—	—	(671,237)
Disposal	—	—	(43,781)	—	(398)	(262,774)
Net increase (decrease)	224,286	5,619	204,369	28,355,237	(1,980,455)	194,382
Changes due to business combinations	—	—	—	5,814,661	484,012	162,014

Ending balance	7,278,975	1,078,220	180,074	282,843,945	20,423,672	1,435,089

	For the year ended December 31, 2021
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	125,990,038	12,016,711	537,106	149,574,932	7,328,741	717,909
Transfer to 12-month expected credit losses	4,377,247	(4,357,347)	(19,900)	1,610,541	(1,575,157)	(35,384)
Transfer to lifetime expected credit losses	(6,104,417)	6,127,477	(23,060)	(3,627,800)	3,670,808	(43,008)
Transfer to credit-impaired financial assets	(108,717)	(79,746)	188,463	(244,236)	(132,986)	377,222
Charge-off	—	—	(174,012)	—	—	(233,507)
Disposal	—	—	(48,795)	—	—	(187,571)
Net increase (decrease)	10,985,534	(206,312)	40,167	23,481,818	(833,127)	(53,929)

Ending balance	135,139,685	13,500,783	499,969	170,795,255	8,458,279	541,732

	For the year ended December 31, 2021
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
Beginning balance	7,278,975	1,078,220	180,074	282,843,945	20,423,672	1,435,089
Transfer to 12-month expected credit losses	359,101	(358,776)	(325)	6,346,889	(6,291,280)	(55,609)
Transfer to lifetime expected credit losses	(513,635)	514,369	(734)	(10,245,852)	10,312,654	(66,802)
Transfer to credit-impaired financial assets	(17,416)	(9,253)	26,669	(370,369)	(221,985)	592,354
Charge-off	—	—	(220,352)	—	—	(627,871)
Disposal	—	—	(56,520)	—	—	(292,886)
Net increase (decrease)	1,132,278	170,579	187,263	35,599,630	(868,860)	173,501

Ending balance	8,239,303	1,395,139	116,075	314,174,243	23,354,201	1,157,776

	For the year ended December 31, 2022
	Consumers			Corporates
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model

Beginning balance	135,139,685	13,500,783	499,969	170,795,255	8,458,279	541,732	—
Transfer to 12-month expected credit losses	4,651,157	(4,637,460)	(13,697)	1,784,684	(1,768,655)	(16,029)	—
Transfer to lifetime expected credit losses	(6,284,951)	6,303,526	(18,575)	(3,773,713)	3,792,473	(18,760)	—
Transfer to credit-impaired financial assets	(157,808)	(102,097)	259,905	(242,421)	(123,225)	365,646	—
Charge-off	—	—	(161,850)	—	—	(140,744)	—
Disposal	—	(259)	(57,052)	(48,472)	(391)	(134,732)	—
Net increase (decrease)	(2,077,449)	(1,046,885)	47,727	11,005,551	(873,200)	28,198	313,717
Changes due to business combinations	57,743	2,974	7,630	31,551	1,016	687	—
Ending balance	131,328,377	14,020,582	564,057	179,552,435	9,486,297	625,998	313,717

	For the year ended December 31, 2022
	Credit card accounts			Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Credit impairment model

Beginning balance	8,239,303	1,395,139	116,075	314,174,243	23,354,201	1,157,776	—
Transfer to 12-month expected credit losses	542,021	(541,913)	(108)	6,977,862	(6,948,028)	(29,834)	—
Transfer to lifetime expected credit losses	(403,398)	403,598	(200)	(10,462,062)	10,499,597	(37,535)	—
Transfer to credit-impaired financial assets	(31,780)	(21,244)	53,024	(432,009)	(246,566)	678,575	—
Charge-off	—	—	(220,280)	—	—	(522,874)	—
Disposal	—	—	(17,082)	(48,472)	(650)	(208,866)	—
Net increase (decrease)	769,314	(169,200)	247,981	9,697,416	(2,089,285)	323,906	313,717
Changes due to business combinations	—	—	—	89,294	3,990	8,317	—
Ending balance	9,115,460	1,066,380	179,410	319,996,272	24,573,259	1,369,465	313,717

(8) Details of other financial assets are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Cash Management Account asset (CMA asset)	140,000	157,000
Receivables	6,852,139	5,438,469
Accrued income	1,049,857	1,667,397
Telex and telephone subscription rights and refundable deposits	870,707	801,536
Domestic exchange settlement debit	82,555	577,919
Other assets (*)	290,746	344,356
Allowance for credit losses	(66,781)	(139,180)

Total	9,219,223	8,847,497

(*)
The Group became aware of employee embezzlement incidents that occurred before the end of April 2022, and the Financial Supervisory Service conducted on-site
inspections from April 28 to May 30, 2022. An

accusation of embezzlement and provisional seizure of found property were made
.
The related amount included in other assets amounted to 63,354 million Won, which was treated as a loss in its entirety because its recoverability was uncertain.

(9) Changes in the allowances for credit losses on other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,196)	(1,666)	(72,277)	(77,139)
Transfer to 12-month expected credit losses	(142)	129	13	—
Transfer to lifetime expected credit losses	125	(155)	30	—
Transfer to credit-impaired financial assets	23	64	(87)	—
Provision of allowance for credit losses	(667)	(1,589)	(3,080)	(5,336)
Charge-off	—	—	2,151	2,151
Disposal	—	—	1,557	1,557
Changes due to business combination	(624)	(2,235)	(1,968)	(4,827)
Others	815	2	(518)	299

Ending balance	(3,666)	(5,450)	(74,179)	(83,295)

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,666)	(5,450)	(74,179)	(83,295)
Transfer to 12-month expected credit losses	(228)	217	11	—
Transfer to lifetime expected credit losses	147	(174)	27	—
Transfer to credit-impaired financial assets	167	288	(455)	—
Reversal (provision) of loss allowance	511	(464)	4,664	4,711
Charge-off	—	—	9,965	9,965
Disposal	—	—	1,400	1,400
Others	(606)	3	1,041	438

Ending balance	(3,675)	(5,580)	(57,526)	(66,781)

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(3,675)	(5,580)	(57,526)	(66,781)
Transfer to 12-month expected credit losses	(261)	246	15	—
Transfer to lifetime expected credit losses	209	(225)	16	—
Transfer to credit-impaired financial assets	981	1,134	(2,115)	—
Reversal (provision) of loss allowance	(1,749)	(4,707)	(6,329)	(12,785)
Charge-off	—	—	2,223	2,223
Disposal	—	—	751	751
Others	317	(1)	(62,904)	(62,588)

Ending balance	(4,178)	(9,133)	(125,869)	(139,180)

(10) Changes in the gross carrying amount of other financial assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	8,059,844	92,647	117,874	8,270,365
Transfer to 12-month expected credit losses	8,760	(8,737)	(23)	—
Transfer to lifetime expected credit losses	(15,305)	15,334	(29)	—
Transfer to credit-impaired financial assets	(1,900)	(701)	2,601	—
Charge-off	—	—	(2,151)	(2,151)
Disposal	—	—	(1,847)	(1,847)
Net increase (decrease)	(856,008)	(26,539)	69,500	(813,047)
Changes due to business combination	72,035	4,414	2,262	78,711

Ending balance	7,267,426	76,418	188,187	7,532,031

	For the year ended December 31, 2021
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	7,267,426	76,418	188,187	7,532,031
Transfer to 12-month expected credit losses	8,909	(8,894)	(15)	—
Transfer to lifetime expected credit losses	(27,369)	27,399	(30)	—
Transfer to credit-impaired financial assets	(1,877)	(1,638)	3,515	—
Charge-off	—	—	(9,965)	(9,965)
Disposal	—	—	(1,716)	(1,716)
Net increase (decrease)	1,757,450	13,312	(5,108)	1,765,654

Ending balance	9,004,539	106,597	174,868	9,286,004

	For the year ended December 31, 2022
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	9,004,539	106,597	174,868	9,286,004
Transfer to 12-month expected credit losses	9,765	(9,749)	(16)	—
Transfer to lifetime expected credit losses	(38,248)	38,265	(17)	—
Transfer to credit-impaired financial assets	(1,484)	(2,824)	4,308	—
Charge-off	—	—	24	24
Disposal	(5)	—	(917)	(922)
Net increase (decrease)	(88,214)	(110,835)	(99,748)	(298,797)
Changes due to business combinations	368	—	—	368

Ending balance	8,886,721	21,454	78,502	8,986,677